Cover	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Denali Capital Acquisition Corp.
Entity Central Index Key	0001913577
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	92-2371901
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Lei Huang
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180